Business combinations	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations

4	Business Combinations
Acquisitions in 2022
On April 16, 2021 SGHC entered into a call option to purchase 100% of the shares of Verno, exercisable during the period from April 16, 2021 to December 31, 2023, subject to certain conditions. On June 30, 2021, an amendment changed the exercise period to the interval between June 30, 2023 and December 21, 2023. Following the completion of a regulatory settlement with the UK Gambling Commission on a preexisting investigation, a further amendment dated August 18, 2022 allowed the option to be immediately exercisable by the Group and the acquisition was completed on September 1, 2022. The consideration transferred for Verno was €22.5 million, which is the fair value of the option of €21.4 million and cash consideration of €1.1 million. Acquisition costs related to the transaction were immaterial. The acquisition was accounted for as a business combination in accordance with IFRS 3. Verno, a Guernsey incorporated company, holds a majority stake in Jumpman Gaming Limited ("Jumpman"), a small, UK-focused casino business, which has built and owns all its proprietary technology and operates a number of interactive gaming services under license granted by the gaming authorities in the United Kingdom and Alderney. The Group acquired Verno to expand its footprint in the UK as well as into other markets.

4	Business Combinations (continued)
The preliminary fair values of the identifiable assets and liabilities assumed as at the acquisition date was:

Verno Group Holdings Limited as at September 1, 2022 € '000s
Assets
Property, plant and equipment	1,491
Customer databases	12,831
Brands	1,576
Marketing and data analytics know-how	10,579
Acquired technology	1,163
Right-of-use assets	521
Regulatory deposits	1,000
Trade and other receivables	3,118
Cash and cash equivalents	8,385
40,664
Liabilities
Lease liabilities	(671)
Interest-bearing loans and borrowings	(23,445)
Trade and other payables	(12,309)
Customer liabilities	(2,457)
(38,882)

Net identifiable assets acquired	1,782
Non-Controlling interest	(17,127)
Goodwill	37,869
Purchase consideration	22,524

4	Business Combinations (continued)
The fair value of the trade receivables is the same as the gross amount of trade receivables and it is expected that the full contractual amounts can be collected.
Verno has ongoing tax assessments that were not included in the identifiable net assets mentioned above, as a reliable estimate cannot be made as at December 31, 2022. The Group and its legal counsel are engaging with the relevant tax authorities to obtain more details about the queries and will update their assessment throughout the one year measurement period.
The Group has elected to measure the non-controlling interest in Jumpman at fair value. The fair value of the non-controlling interest has been determined by applying a 20% discount for lack of control to the non-controlling interest share of the fair value of Jumpman at the acquisition date.
Goodwill arising on the acquisition comprise the value of expected synergies arising from the acquisition. The goodwill recognized on acquisitions of €37.9 million has been fully allocated to Jumpman CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.
From the date of acquisition, the acquired entity contributed the following to revenue and profit before tax of the Group:

€ ‘000s
Revenue	29,927
Profit before taxation	1,946
Had the acquired entity been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,338,784
Profit before taxation	222,394

Purchase consideration
The following table summarizes the acquisition date preliminary fair value of each major class of consideration transferred:

€ ‘000s
Cash	1,103
Fair value of option	21,421
Total consideration transferred	22,524

The following table summarizes the net cash flows on acquisition:

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Verno Holdings Limited	(1,103)	8,385	7,282

The acquisition accounting for the above acquisition remains provisional for one year from the acquisition date and may change if new information is obtained relating to the conditions that existed at the acquisition date.

4	Business Combinations (continued)
Acquisitions in 2021
On January 11, 2021, SGHC entered into a call option over 100% of the outstanding shares of Raging River. SGHC exercised the option on April 8, 2021. SGHC concluded that the option and potential voting rights were substantive on the date of issuance in accordance with IFRS 10 Consolidated Financial Statements (‘IFRS 10’), resulting in the acquisition of Raging River on January 11, 2021. These rights were determined to be substantive based on management’s ability to direct the relevant activities of Raging River when decisions about its relevant activities are being made. The consideration transferred for the acquisition of Raging River was €17.2 million, which is the present value of the exercise price of the option (€2.1 million), fair value of the SGHC shares transferred (less any payment made by the previous Raging River shareholders) (€13.1 million), and good faith payment of dividends (€2 million) paid to the shareholders of Raging River. The acquisition was accounted for as a business combination in accordance with IFRS 3. Raging River operates licensed interactive online gaming services. The Group acquired Raging River to expand its online gaming services into a new market.
On April 9, 2021, SGHC purchased 100% of the outstanding shares of the following entities, the acquisitions of which were accounted for as a business combination under IFRS 3:
•Webhost Limited (‘Webhost’), a company that provides hosting services for gaming platforms. The consideration transferred for the acquisition of Webhost was in the form of cash amounting to €2.9 million.
•Partner Media Limited (‘Partner Media’) and Buffalo Partners Limited (‘Buffalo Partners’), companies that provide affiliate and other marketing services. The consideration transferred for the acquisitions of Partner Media and Buffalo partners was in the form of cash amounting to €0.7 million and €2.5 million, respectively.
On April 14, 2021, the Company acquired 100% of the outstanding shares of DigiProc Consolidated Limited (‘DigiProc’), a company that provides back office services which support the operating entities within the Group.
The consideration transferred for the acquisition of DigiProc was in the form of cash amounting to €9.2 million. The acquisition was accounted for as a business combination in accordance with IFRS 3.
On April 16, 2021, the Group acquired 100% of the outstanding shares of Digiprocessing (Mauritius) Limited (‘Digiprocessing’), a company that provides back office services which support the operating entities within the Group. The transaction was consummated through a transfer of shares from the previous shareholder to DigiProc for no consideration. The acquisition was accounted for as a business combination in accordance with IFRS 3.
On April 19, 2021, the Company acquired 100% of the outstanding shares of Raichu Investments Proprietary Limited (‘Raichu’), a company that provides back office services which support the operating entities within the Group. The consideration transferred for the acquisition of Raichu was assumed debt from the sellers of €2.8 million and the balance in cash amounting to €1.6 million. The acquisition was accounted for as business combination in accordance with IFRS 3.
On September 2, 2021, the Group purchased 100% of the outstanding shares of Smart Business Solutions S.A., a company in the process of applying for a gaming license. The consideration transferred for the acquisition of Smart Business Solutions S.A. was in the form of cash amounting to €0.08 million.
On October 14, 2021 the Group purchased 100% of the outstanding shares of 11908120 Canada Inc. (d.b.a. TheSpike.gg), a company that provides marketing services. The consideration transferred for the acquisition of TheSpike.gg was in the form of cash amounting to €0.2 million.
On December 1, 2021, SGHC purchased 100% of the outstanding shares of the following entities, the acquisition of which was accounted for as a business combination under IFRS 3:
•Haber Investments Limited (‘Haber’), a company that provides back office services which support the operating entities within the Group. The consideration transferred for the acquisition of Haber was in the form of deferred consideration amounting to €13.2 million, that was settled in January 2022.
•Red Interactive Limited (‘Red Interactive’), a company that provides marketing services. The consideration transferred for the acquisition of Red Interactive was in the form of cash amounting to €2.2 million.
The Group acquired these businesses, apart from Raging River, in order to bring marketing and other support services within the Group.

4	Business Combinations (continued)
The fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

		Raging River Trading Proprietary Limited as at January 11, 2021 € ‘000s	Webhost Limited as at April 9, 2021 € ‘000s	Partner Media Limited as at April 9, 2021 € ‘000s	Buffalo Partners Limited as at April 9, 2021 € ‘000s	Digiproc Consolidated Limited as at April 14, 2021 € ‘000s	Digiprocessing (Mauritius) Limited as at April 16, 2021 € ‘000s	Raichu Investments Proprietary Limited as at April 19, 2021 € ‘000s	Smart Business Solution S.A. as at September 2, 2021 € ‘000s	The Spike.GG as at October 15, 2021 € ‘000s	Red Interactive Limited as at December 1, 2021 € ‘000s	Haber Investments Limited As at December 1, 2021 € ‘000s	Total € ‘000s
Assets	Note
Property, plant and equipment	13	89	1,066	—	—	82	1	1,355	—	—	243	4,884	7,720
Customer databases	11	11,062	—	—	—	—	—	—	—	—	—	131	11,193
Marketing and data analytics know-how	11	18,165	—	—	—	—	—	—	—	—	—	—	18,165
Licenses	11	242	—	—	—	—	—	—	—	—	—	—	242
Acquired technology	11	—	—	—	—	623	—	—	—	—	17	—	640
Loans receivable		—	—	21	—	6,206	—	—	—	—	118	—	6,345
Right-of-use assets	20	36	—	—	—	—	—	2,150	—	—	1,251	3,411	6,848
Deferred tax assets		20	—	—	—	—	—	33	—	—	—	—	53
Trade and other receivables		3,949	1,501	469	10,912	2,636	20	5,099	1	—	2,273	16,163	43,023
Restricted cash		72	—	—	—	—	—	—	—	—	—	—	72
Cash and cash equivalents		10,301	1,038	732	4,887	5,916	30	1,162	—	—	3,353	13,759	41,178
		43,936	3,605	1,222	15,799	15,463	51	9,799	1	—	7,255	38,348	135,479
Liabilities
Lease liabilities	20	(39)	—	—	—	—	—	(2,174)	—	—	(1,362)	(5,027)	(8,602)
Interest-bearing loans and borrowings		—	(1,404)	—	—	(5,985)	—	(1,987)	(69)	—	—	(1,296)	(10,741)
Trade and other payables		(5,371)	(496)	(175)	(13,070)	(3,437)	(1)	(1,063)	—	(36)	(1,405)	(14,375)	(39,429)
Customer liabilities		(1,999)	—	—	—	—	—	—	—	—	—	—	(1,999)
Deferred tax liabilities		(8,354)	—	—	—	(6)	—	(1,251)	—	—	(5)	(109)	(9,725)
Income tax payables		(913)	—	—	—	(34)	—	(269)	—	—	(451)	(482)	(2,149)
		(16,676)	(1,900)	(175)	(13,070)	(9,462)	(1)	(6,744)	(69)	(36)	(3,223)	(21,289)	(72,645)
Total identifiable net assets at fair value		27,260	1,705	1,047	2,729	6,001	50	3,055	(68)	(36)	4,032	17,059	62,834
Goodwill	11	—	1,195	—	—	3,199	—	1,323	76	278	—	—	6,071
Bargain purchase arising on acquisition		(10,047)	—	(347)	(214)	—	(50)	—	—	—	(1,832)	(3,859)	(16,349)
Purchase consideration		17,213	2,900	700	2,515	9,200	—	4,378	8	242	2,200	13,200	52,556
The fair value of the trade receivables is the same as the gross amount of trade receivables and it is expected that the full contractual amounts can be collected.
A business combination in which the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed exceeds the aggregate of the consideration transferred is considered a bargain purchase and this difference is recognized as a gain in the Consolidated Statement of Profit or Loss and Comprehensive Income as at the acquisition date.
Goodwill arising on acquisitions comprise the value of expected synergies arising from the acquisition. Goodwill acquired through business combinations is allocated to the Betway and Spin cash generating units (‘CGUs’), which are also operating and reportable segments. The goodwill recognized on acquisitions of €6.1 million has been allocated to the CGUs as follows: Spin €2.4 million and Betway €3.7 million respectively. The allocation between Betway CGU and Spin CGU is based on the 10 year average net revenue forecast split between the two CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.

4	Business Combinations (continued)
The bargain purchases identified are explained as follows:
The acquisitions were treated as business combinations in terms of IFRS 3, however, the purchases were considered a reorganization in order to combine the entities with the larger group. In terms of the most significant bargain purchase for Raging River, the shareholders sold the businesses at a lower price seeing an opportunity to participate in an enlarged group with a more balanced product mix either as a shareholder or as a director and were willing to accept a lower price.
The remaining acquisitions giving rise to bargain purchases relate to the purchase of marketing and back office service entities that currently derive income from the provision of services to current group entities.
From the date of acquisition, the acquired entities contributed the following to revenue and profit before tax of the Group:

For the period from the acquisition dates through December 31, 2021
€ ‘000s
Revenue	113,007
Profit before taxation	47,046
Of the amounts included above, €110.8 million of revenue and €36.4 million of profit before taxation relates to the acquisition of Raging River Trading Proprietary Limited.
Had the acquired entities been acquired at the beginning of the year ended December 31, 2021, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,322,854
Profit before taxation	238,507
Revenues do not increase significantly following the purchase of the back office and marketing entities as their revenue is derived predominantly from the Group and is therefore eliminated on consolidation. The Group has the future benefit that it will experience the cost savings from these mark-ups.

4	Business Combinations (continued)
Purchase consideration
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Shares issued at fair value € ‘000s	Dividends paid to previous shareholders € ‘000s	Liabilities assumed € ‘000s	Deferred consideration € ‘000s	Cash paid € ‘000s	Purchase consideration transferred € ‘000s
Raging River Trading Proprietary Limited	13,149	1,961	—	—	2,103	17,213
Webhost Limited	—	—	—	—	2,900	2,900
Partner Media Limited	—	—	—	—	700	700
Buffalo Partners Limited	—	—	—	—	2,515	2,515
Digiproc Consolidated Limited	—	—	—	—	9,200	9,200
Digiprocessing (Mauritius) Limited	—	—	—	—	—	—
Raichu Investments Proprietary Limited	—	—	2,881	—	1,497	4,378
Smart Business Solutions S.A.	—	—	—	—	8	8
TheSpike.GG	—	—	—	—	242	242
Red Interactive Limited	—	—	—	—	2,200	2,200
Haber Investments Limited [1]	—	—	—	13,200	—	13,200
	13,149	1,961	2,881	13,200	21,365	52,556
[1] The deferred consideration for the acquisition of Haber Investments Limited was settled in 2022.
The following table summarizes the net cash flow on acquisition:

	Cash paid € ‘000s	Net cash acquired with the subsidiaries € ‘000s	Net cash flow on acquisition € ‘000s
Raging River Trading Proprietary Limited	(2,103)	10,301	8,198
Webhost Limited	(2,900)	1,038	(1,862)
Partner Media Limited	(700)	732	32
Buffalo Partners Limited	(2,515)	4,887	2,372
Digiproc Consolidated Limited	(9,200)	5,916	(3,284)
Digiprocessing (Mauritius) Limited	—	30	30
Raichu Investments Proprietary Limited	(1,497)	1,162	(335)
Red Interactive Limited	(2,200)	3,353	1,153
Haber Investments Limited	—	13,759	13,759
Smart Business Solutions S.A.	(8)	—	(8)
TheSpike.GG	(242)	—	(242)
	(21,365)	41,178	19,813
The Raichu Sale and Purchase Agreements call for a portion of the consideration for the shares transferred in the acquisition of Raichu by SGHC in the amount of €2.8 million to be assumed from the previous shareholders and paid according to the terms of the previous shareholders loan agreement with Bellerive Global Services Limited. The terms of the loan call for interest to be recognized daily on any outstanding balance at a South African prime rate minus 3% per annum.

17	Accounting Considerations relating to the Transaction

17.1	Issued capital
As a result of the Transaction described in note 1, the Pre-Closing Holders exchanged all issued shares in SGHC for newly issued shares in Super Group at a fixed ratio of 8.51 for 1. The issuance of these shares to Pre-Closing Holders has been presented as if the shares had been issued at the beginning of the earliest year presented.
SEAC is not considered a business as defined by IFRS 3, Business Combinations given it consists predominately of cash in the Trust Account. As Super Group acquired SEAC’s cash balance and other net assets and SEAC’s public listing through the issuance of its shares and warrants, the merger transaction is accounted for under IFRS 2, Share‐based Payment. Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC is treated as the acquired company for financial reporting purposes.
The difference in the fair value of the SEAC's Consideration (i.e. 31,475,691 shares, 22,499,986 public warrants and 11,000,000 private warrants issued by Super Group) over the fair value of the identifiable net assets of SEAC represents a service for the listing of Super Group and is recognized as a share‐based payment expense.
The fair value of SEAC's Consideration on January 27, 2022 was as follows:
•Closing share price of SEAC’s shares as traded on NYSE which was $8.14 per share (€7.19), net of transaction costs, resulting in a value of €226.4 million.
•Closing price of SEAC’s public warrants as traded on NYSE which was $1.63 per warrant (€1.44), resulting in a value of €32.3 million.
•The valuation of the private warrants using the Black Scholes valuation at a total amount of €14.1 million.
The net assets of SEAC of €146.2 million (including cash and cash equivalents in the amount of €170.6 million) were assumed by Super Group and the issuance of ordinary shares and warrants by Super Group was recognized at fair value of €272.8 million, with the resulting difference amounting to €126.3 million representing the listing expense recognized on the transaction.
Transaction fees related to the Transaction amounted to €24.5 million in the year ended December 31, 2022, of which €23.0 million were allocated to Pre-Closing Holders and expensed with the remaining amount of €1.5 million allocated to new share ownership and applied as a reduction to share capital. Transactions fees related to the Transaction of €7.1 million incurred in the year ended December 31, 2021 and prior to the shareholder approval were expensed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Concurrently with the execution of the Business Combination Agreement, Super Group, SGHC, and certain Pre-Closing Holders entered into repurchase agreements pursuant to which the Company repurchased Super Group a total of 24,993,271 shares from such shareholders. Loans have been assumed in connection with the shares repurchased of €222.3 million with the Pre-Closing Holders in exchange for an agreed portion of their Super Group shares at a value of $10 (€8.9) per share. Subsequently in the year, the amount was settled in cash for €224.3 million.

17	Accounting Considerations relating to the Transaction (continued)

17.2	Warrants
Pursuant to the Business Combination Agreement, a total of 22,499,986 public and 11,000,000 private warrants were issued by Super Group as part of SEAC's Consideration. The warrants were initially classified as financial liabilities with any movements in the value of the warrants reflected in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Each warrant entitled the holder to purchase one Super Group ordinary share at a price of $11.50 per share, subject to certain adjustments.
In an attempt to simplify the Company’s capital structure, increase its public float, and reduce the potential dilutive impact of the warrants, the Group made an Offer to the holders of its public warrants wherein each public warrant holder was offered to receive 0.25 ordinary shares of the Group for each public warrant tendered by such holder and exchanged. This Offer was subject to a variety of conditions described in a Registration Statement filled with the U.S. Securities and Exchange Commission on November 22, 2022 (the "Registration Statement"). If the Offer was accepted, the Company would require all outstanding public warrants to be converted to Super Group ordinary shares with the public warrant holders who consented to the amendment and tendered their warrants receiving 0.25 Super Group ordinary shares per public warrant and those who did not receiving 0.225 ordinary shares per public warrant. Further, if this Offer was accepted all private warrants would be cancelled for no consideration. Additionally, conditional on the completion of the Offer, each of the Pre-Closing Holders agreed to irrevocably and unconditionally waive their respective rights to receive earnout shares arising from the earnout obligation.
On December 12, 2022, the Company announced that 21,328,401 (or 95%) of the Company’s outstanding public warrants were tendered prior to the expiration date and that it met the conditions set in the Registration Statement. Therefore, the Company would exercise its rights to exchange all non-tendered outstanding public warrants for Super Group ordinary shares at a ratio of 0.225 per warrant and cancel the remaining private placement warrants for no consideration.
On December 14, 2022, the Company issued 5,332,141 Super Group ordinary shares in exchange for the 21,328,401 public warrants which were tendered to the Company discharging itself of any remaining liability for the tendered warrants as of this date. On December 29, 2022 the Company issued 263,607 Super Group ordinary shares in exchange for the non-tendered public warrants and canceled the private warrants discharging itself of any remaining liability for the non-tendered public warrants and private warrants.
The fair value of the 5,595,748 Super Group ordinary shares issued in exchange for the public warrants was €16.4 million considering the price of Super Group ordinary shares at December 14, 2022 ($3.13 per share). The combined amount for changes in fair value during the year and upon the derecognition of €19.8 million was recorded in the ‘change in fair value of warrant liability’ line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.
Immediately prior to derecognition, the fair value of the private placement warrants was €0.7 million. The combined amount for changes in the fair value during the year and up until the date the derecognition of €14.7 million was recorded in the "change in fair value of warrant liability’ line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income. The derecognition of the private warrant liability was made with an offsetting entry to retained profit in the Statement of Changes in Equity, as all the private placement warrants were held by Pre-Closing Holders and, therefore, which represents a transaction with owners.
The total foreign exchange effect on public and private warrants combined of €5.2 million was recorded in the 'foreign exchange on revaluation of warrants and earnout liabilities' line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.

17	Accounting Considerations relating to the Transaction (continued)

17.3	Earnout Reserves
Pursuant to the Business Combination Agreement, Pre‐Closing Holders were granted a contingent right to receive up to 50,969,088 earnout shares subject to attainment of certain stock price hurdles over a five‐year period from the Closing Date. The earnout shares were recognized in the same manner as a dividend and recorded to earnout reserves as they were giving value to existing shareholders. The earnout shares were valued at €250.0 million on January 27, 2022 using an option pricing model.
As outlined in the "Warrants" section above, the recipients of the earnout shares agreed to unconditionally waive their right to receive the earnout shares without any compensation if the Offer to public warrant holders was accepted. Therefore, upon the acceptance of the Offer on December 12, 2022, the Group was discharged of any remaining liability for the earnout shares and the liability was derecognized at that date.
Immediately prior to derecognition, the fair value of the earnout shares was €32.5 million. The combined amount for changes in fair value during the year and up until the date of the derecognition of €237.4 million was recorded in the ‘change in fair value of earnout liability’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
The foreign exchange effect on earnout of €19.9 million was recorded in the 'foreign exchange on revaluation of warrants and earnout liabilities' line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.
As all the earnout shares were held by Pre-Closing Holders, management concluded that the derecognition of the liability represents a transaction with owners. Therefore, its derecognition was made with an offsetting entry to earnout reserve in the Statement of Changes in Equity. The remaining earnout reserve was derecognized with a reclassification entry recorded to retained profit.